Operating leases and other commitment (Tables)	9 Months Ended
Sep. 30, 2024
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2024	$-
Renewed office lease	-
Accumulated amortization	-
Balances as of September 30, 2024	$-

(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Adjustment office lease
Accumulated amortization	(158,384)
Balances as of December 31, 2023	$-

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2024	$-
Renewed office lease	-
Repayments of lease liability	-
Other	-
Balances as of September 30, 2024	$-
Lease liability due within one year	$-
Lease liability long term	$-

(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Adjustment office lease	-
Repayments of lease liability	(175,788)
Other	2,846
Balances as of December 31, 2023	$-
Lease liability due within one year	$-
Lease liability long term	$-